Deferred Credits and Other Noncurrent Liabilities - Summary of Changes to Provision for Asset Retirement Obligations (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Subclassifications Of Assets Liabilities And Equities [Abstract]
Provision for asset retirement obligations at beginning of the year	₱ 1,767	₱ 1,656
Additional liability	205	154
Accretion expenses	61	82
Revaluation due to change in IBR	39
Change in assumptions	(22)
Gain on settlement of asset retirement obligation	(50)
Settlement of obligations and others		(125)
Provision for asset retirement obligations at end of the year	₱ 2,000	₱ 1,767